Stock-Based Compensation - Schedule of Summarizes the Stock Options Activity Under the Plan (Detail) - Share-Based Payment Arrangement, Option [Member]
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 JPY (¥) $ / shares ¥ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2022 JPY (¥) $ / shares shares	Apr. 30, 2021 JPY (¥) ¥ / shares shares	Apr. 30, 2021 JPY (¥) $ / shares shares	Apr. 30, 2020 ¥ / shares shares	Apr. 30, 2020 $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options opening balance	2,072	2,072	2,237	2,237	2,317	2,317
Number of options granted	146	146
Number of options forfeited	(90)	(90)	(165)	(165)	(80)	(80)
Number of options closing balance	2,128	2,128	2,072	2,072	2,237	2,237	2,317	2,317
Number of options vested and exercisable	512	512							512
Weighted-average Exercise price opening balance | (per share)	¥ 158,969	$ 1,169	¥ 152,480	$ 1,121	¥ 149,196	$ 1,097
Weighted-average Exercise granted | (per share)	1	0
Weighted-average Exercise forfeited | (per share)	180,000	1,324	71,000	522	57,375	422
Weighted-average Exercise price closing balance | (per share)	147,173	$ 1,082	¥ 158,969	$ 1,169	¥ 152,480	$ 1,121	¥ 149,196	$ 1,097
Weighted-average Exercise vested and exercisable | (per share)	¥ 129,387	$ 129,387							$ 951
Weighted- average Remaining contract term outstanding	6 years 8 months 12 days	6 years 8 months 12 days	7 years 6 months	7 years 6 months	8 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days	9 years 4 months 24 days
Weighted- average Remaining contract term vested and exercisable	7 years 8 months 12 days	7 years 8 months 12 days
Aggregate intrinsic value, Outstanding	¥ 1,171,365	$ 1,171,365	¥ 500,463	$ 500,463	¥ 126,063	$ 126,063			$ 8,614
Aggregate intrinsic value, Vested and Exercisable	¥ 290,938	$ 290,938							$ 2,139